Goodwill	12 Months Ended
Feb. 28, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

6. GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2021 and 2022 consisted of the following:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Balance at beginning of the year	35,163	36,967	5,860
Goodwill acquired during the year (Note 3)	1,804	5,340	847
Impairment losses	—	(42,307)	(6,707)
Balance at ending of the year	36,967	—	—

During the year ended February 28, 2022, the Group has one reporting unit: Four Seasons Education reporting unit, which was defined upon the contents of tutoring services provided, the production process and methods used to deliver service and operating system. The Group performed qualitative assessment for the reporting unit and considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

No impairment of goodwill was recorded for the year ended February 28, 2021. For the year ended February 28, 2022, the Group recorded impairment for goodwill of RMB42,307 (US$6,707) as the Group ceased offering K9 Academic AST services. As of February 28, 2021, the goodwill was RMB152,136 and accumulated impairment loss was RMB115,169. As of February 28, 2022, the goodwill and accumulated impairment loss was RMB157,476 (US$24,963).